Note 24	6 Months Ended
Jun. 30, 2023
Pension and other post employment commitments [Abstract]
Disclosure of Post Employment And Other Employee Benefit Commitments [Text Block]	Pension and other post-employment commitments
The Group sponsors defined-contribution plans for the majority of its active employees, with the plans in Spain and Mexico being the most significant. Most of the defined benefit plans are for individuals already retired, and are closed to new employees, the most significant being those in Spain, Mexico and Turkey. In Mexico, the Group provides post-retirement medical benefits to a closed group of employees and their family members, both in active service and retirement.
The amounts relating to post-employment benefits charged to the condensed consolidated income statement are as follows:

Condensed consolidated income statement impact (Millions of Euros)
	Notes	June 2023	June 2022
Interest income and expense		66	21
Personnel expense		92	61
Defined contribution plan expense	38.1	69	41
Defined benefit plan expense	38.1	23	20
Provisions or (reversal) of provisions	40	32	(49)
Total expense (income)		191	34